VARIABLE INTEREST ENTITY (Narrative) (Details) - 12 months ended Dec. 31, 2017 ¥ in Thousands	USD ($)	CNY (¥)
Variable Interest Entity 1 | ¥		¥ 38,000
Variable Interest Entity 2	$ 5,400,000
Variable Interest Entity 3	80,704
Variable Interest Entity 4	353,876
Variable Interest Entity 5	$ 308,473